Label	Element	Value
Innovator Equity Dual Directional 10 Buffer ETF™ - October | SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $6.72 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	100.60%
Innovator Equity Dual Directional 10 Buffer ETF™ - October | SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $592.90 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	8.90%
Innovator Equity Dual Directional 10 Buffer ETF™ - October | SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $666.23 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	4.00%
Innovator Equity Dual Directional 10 Buffer ETF™ - October | SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $749.72 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(2.50%)
Innovator Equity Dual Directional 10 Buffer ETF™ - October | SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $599.56 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(11.40%)